--------------------------------------------------------------------------------
                                   LKCM FUND
                                 P.O. BOX 2798
                             BOSTON, MA 02208-2798


--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Luther King, Jr.            John M. Corcoran
Chairman of the Board,      Assistant Treasurer
President
                            Raymond H. Edelman
H. Kirk Downey              Assistant Treasurer
Trustee
                            Karl O. Hartman
Earle A. Shields, Jr.       Assistant Secretary
Trustee
                            Helen A. Robichaud
David D. May                Assistant Secretary
Vice President,
Treasurer and Secretary
-------------------------------------------------

INVESTMENT ADVISER

  Luther King Capital Management Corp.
  301 Commerce Street, Suite 1600
  Fort Worth, TX 76102

-------------------------------------------------

ADMINISTRATOR

  Chase Global Funds Services Company
  73 Tremont Street, Boston, MA 02108-3913

-------------------------------------------------

CUSTODIAN

  The Chase Manhattan Bank, N.A.
  770 Broadway, New York, NY 10003-9598

-------------------------------------------------

LEGAL COUNSEL

  Gardere & Wynne
  3000 Thanksgiving Tower Dallas, TX 75201

-------------------------------------------------

INDEPENDENT AUDITORS

  Deloitte & Touche LLP
  125 Summer Street
  Boston, MA 02110

-------------------------------------------------

DISTRIBUTOR

  San Jacinto Securities, Inc.
  5949 Sherry Lane, Suite 960 Dallas, TX 75225

-------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

                                   LKCM FUND

--------------------------------------------------------------------------------

                        LKCM SMALL CAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------


                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                                   LKCM FUND
                             ---------------------
                             ---------------------

TO OUR SHAREHOLDERS:

  We are pleased to report the following performance information for the LKCM Small Cap Equity Portfolio (the "Portfolio"):

                                                 AVERAGE
                    TOTAL                        ANNUAL
                 RETURN SINCE                 TOTAL RETURN    RUSSELL 2000
     NET ASSET    INCEPTION      ONE YEAR    SINCE INCEPTION ONE YEAR TOTAL
     VALUE AT    7/14/94 THRU  TOTAL RETURN   7/14/94 THRU    RETURN ENDED
     12/31/95      12/31/95   ENDED 12/31/95    12/31/95        12/31/95
     ---------   ------------ -------------- --------------- --------------
      $13.84        38.40%        31.81%         24.93%          26.21%

  We were pleased with the Portfolio's performance, especially when compared to the performance of shares of small companies in general. Small companies have historically grown faster than large companies and we feel that the future should be the same due to the ability of small companies to grow revenues and earnings from a smaller base and management's ability to exploit market niches. Small companies remain relatively inexpensive when compared with larger companies in terms of valuation parameters such as price/earnings and price/cash flow. Stocks of small companies still stand to benefit from a proposed tax cut, which would increase the premium investors will pay for smaller, faster growing companies relative to larger companies.

  After three years during which annualized financial market returns were below historical averages, 1995 proved to be an extremely strong year for both the equity and the fixed income markets. The advance was driven by lower interest rates, stronger than anticipated corporate profit growth, record merger and acquisition activity, strong money flow into mutual funds and on-going corporate restructuring. The stock market, as measured by the Standard & Poor's 500 Index, posted higher returns than during any calendar year since 1958. While the direction of stock prices during the fourth quarter was consistent with the previous three quarters, the complexion of the gain shifted significantly during the last quarter. As signs of a slowing economy persisted during the quarter, investors began gravitating back toward companies with the ability to generate consistent growth patterns, even in a more difficult economic environment. Health care, consumer non-durables, financial, and energy stocks were beneficiaries of this transition. Technology, retail, and consumer cyclical stocks fared poorly during the quarter as earnings forecasts were called into question with the slowing economy.

  The total net assets of the Portfolio as of December 31, 1995 were $121,430,000, of which $106,077,000 was invested in common stocks and $16,703,000 in short-term interest-bearing securities. The Portfolio continues to hold a diversified list of companies operating in many different industries. The largest industry holdings were health care--16.2%, energy-- 10.5%, retail--9.2%, and financial services--8.6%. We continue to evaluate the market for new company and industry investment opportunities.

                                                        Regards,


                                                         /s/ Luther King

                                                         January 12, 1996

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 PURCHASE IN THE LKCM SMALL CAP
   EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 (S&P 500) AND RUSSELL 2000
                                    INDICES.

AVERAGE ANNUAL TOTAL RETURN                 SINCE            SINCE
FOR PERIOD ENDED DECEMBER 31, 1995     JANUARY 1, 1995    JULY 14, 1994*
--------------------------------------------------------------------------------
LKCM SMALL CAP EQUITY PORTFOLIO**           31.81%           24.93%
S&P 500 INDEX                               37.58%           27.68%
RUSSEL 2000 INDEX                           26.21%           20.05%

[GRAPH APPEARS HERE]

               LKCM SMALL
               CAP EQUITY       S&P         RUSSELL 2000
               PORTFOLIO     500 INDEX+        INDEX+
--------------------------------------------------------
 7/14/94*      10,000          10,000          10,000
 7/31/94        9,990          10,219          10,018
10/31/94       10,660          10,611          10,468
 1/31/95       10,440          10,644          10,133
 4/30/95       11,480          11,722          10,926
 6/30/95       12,170          12,472          11,642
 9/30/95       13,190          13,456          12,740
12/31/95       13,840          14,257          12,970

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate.
When shares are redeemed, they may be worth more or less than the original cost.
* Commencement of Operations
** Total return reflects expenses waived and reimbursed by the Adviser. Without such waivers or reimbursement, total return would be lower.
+ The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance.

                     Definition of the Comparative Indices
                     -------------------------------------
The S&P 500 is an unmanaged index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the Index.
The Russell 2000 Index is an unmanaged index consisting of the 2,000 smallest of the 3,000 largest stocks. Market capitalization is typically between $57 million and $610 million.

Please note that one can not invest in an unmanaged index.

STATEMENT OF NET ASSETS
December 31, 1995

                                                                         VALUE
                                                                SHARES   (000)+
--------------------------------------------------------------------------------
 COMMON STOCKS (87.4%)
--------------------------------------------------------------------------------
 BASIC RESOURCES (4.4%)
    Freeport McMoRan, Inc.....................................   50,166 $  1,856
    Longview Fibre Co.........................................   55,000      894
    Mississippi Chemical Corp.................................   80,000    1,860
    Reliance Steel & Aluminum Co..............................   35,000      726
                                                                        --------
                                                                           5,336
                                                                        --------
--------------------------------------------------------------------------------
 CONSUMER & COMMERCIAL SERVICES (7.6%)
  * Carmike Cinemas, Inc. Class A.............................   71,200    1,602
  * Extended Stay America, Inc................................   40,000    1,100
  * Kent Electronics Corp.....................................   62,650    3,657
    National Service Industries, Inc..........................   41,300    1,337
    Olsten Corp...............................................   10,000      395
    Premier Industrial Corp...................................   45,000    1,102
                                                                        --------
                                                                           9,193
                                                                        --------
--------------------------------------------------------------------------------
 CONSUMER DURABLES (3.4%)
    Centex Corp...............................................   50,000    1,737
    Justin Industries, Inc....................................  115,000    1,265
    TJ International, Inc.....................................   61,000    1,129
                                                                        --------
                                                                           4,131
                                                                        --------
--------------------------------------------------------------------------------
 ENERGY (10.5%)
  * Brown (Tom), Inc..........................................   83,000    1,214
  * Cairn Energy USA, Inc.....................................  106,000    1,484
  * Coda Energy, Inc..........................................  200,000    1,487
    Diamond Offshore Drilling, Inc............................   40,000    1,350
  * Hornbeck Offshore Services, Inc...........................   86,200    1,692
    ICO, Inc..................................................  169,300      825
  * Nabors Industries, Inc....................................   50,000      556
    Noble Affiliates, Inc.....................................   60,000    1,793
  * Noble Drilling Corp.......................................  140,000    1,260
  * Parallel Petroleum Corp...................................  120,000      214
    Western Gas Resources, Inc................................   55,000      887
                                                                        --------
                                                                          12,762
                                                                        --------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

December 31, 1995

                                                                         VALUE
                                                                SHARES   (000)+
--------------------------------------------------------------------------------
 COMMON STOCK--(CONTINUED)
--------------------------------------------------------------------------------
 ENVIRONMENT (2.4%)
  * U.S. Filter Corp..........................................  110,000 $  2,929
                                                                        --------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (8.6%)
    Atlantic Gulf Communities Corp............................   87,000      587
  * Capsure Holdings Corp.....................................  106,700    1,881
    Crescent Real Estate Equities, Inc........................   40,000    1,365
    Cullen/Frost Bankers, Inc.................................   25,000    1,250
    First Victoria National Bank..............................    9,000      211
    Gainsco, Inc..............................................   60,637      690
    Greenpoint Financial Corp.................................   25,000      669
    Life Partners Group, Inc..................................   95,000    1,294
    Mercantile Bancorp........................................   20,000      920
    Northern Trust Corp. .....................................   20,000    1,120
    Titan Holdings, Inc.......................................   30,450      438
                                                                        --------
                                                                          10,425
                                                                        --------
--------------------------------------------------------------------------------
 HEALTH CARE (16.2%)
  * Amsco International, Inc. ................................  161,000    2,395
    Bard (C. R.), Inc. .......................................   75,000    2,419
  * Biogen, Inc...............................................   15,000      922
  * Emcare Holdings, Inc......................................   73,000    1,752
    Fisher Scientific International, Inc......................   35,400    1,181
  * Genzyme Corp.--General Division...........................   20,000    1,248
    Kinetic Concepts, Inc. ...................................  100,000    1,200
  * Magellan Health Services, Inc.............................   30,000      720
  * Maxxim Medical, Inc. .....................................  120,000    2,010
    OccuSystems, Inc. ........................................   20,000      400
  * PhyCor, Inc. .............................................   39,625    2,004
  * Scherer R.P. Corp. .......................................   20,000      982
  * Sybron International Corp. ...............................   50,000    1,188
  * TECNOL Medical Products, Inc..............................   67,000    1,206
                                                                        --------
                                                                          19,627
                                                                        --------
--------------------------------------------------------------------------------
 HEAVY INDUSTRY/TRANSPORTATION (8.2%)
    Air Express International Corp. ..........................   30,000      690
  * Covenant Transport, Inc., Class A.........................   70,000      840
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

December 31, 1995

                                                                        VALUE
                                                               SHARES   (000)+
-------------------------------------------------------------------------------
 COMMON STOCK--(CONTINUED)
-------------------------------------------------------------------------------
 HEAVY INDUSTRY/TRANSPORTATION--(CONTINUED)
  * Eagle USA Airfreight, Inc. ..............................   20,000 $    525
    Expeditors International of Washington, Inc. ............   16,000      418
  * Kirby Corp...............................................  205,900    3,346
    Lawson Products, Inc. ...................................   58,500    1,434
    Railtex, Inc.............................................  103,200    2,167
  * UNC, Inc. ...............................................   86,700      520
                                                                       --------
                                                                          9,940
                                                                       --------
-------------------------------------------------------------------------------
 PUBLISHING & BROADCASTING (6.0%)
    Belo (A.H.) Corp., Class A...............................   50,000    1,737
  * Clear Channel Communications, Inc........................    8,000      353
    Comcast Corp. ...........................................   80,000    1,455
  * Comcast UK Cable Partners Ltd............................   80,000    1,000
  * Heftel Broadcasting Corp.................................   76,800    1,344
  * Saga Communication, Inc..................................   27,500      447
    Thomas Nelson, Inc.......................................   30,000      390
    Wiley (John) & Sons, Inc., Class A.......................    8,000      262
    Wireless One, Inc. ......................................   20,000      330
                                                                       --------
                                                                          7,318
                                                                       --------
-------------------------------------------------------------------------------
 RETAIL (9.2%)
    Borders Group, Inc. .....................................   80,000    1,480
  * Cameron Ashley, Inc......................................  151,000    1,548
  * Central Tractor Farm & Country, Inc......................   38,000      389
  * Consolidated Stores Corp.................................   30,000      652
    Cross (A.T.) Co., Class A................................   38,400      581
    Gadzooks, Inc. ..........................................   30,000      758
    Haverty Furniture Co., Inc...............................   12,000      167
    Home Depot, Inc..........................................   15,000      718
  * Nine West Group, Inc.....................................   15,000      563
    OfficeMax, Inc...........................................   30,000      671
    The Limited, Inc. .......................................   30,000      521
  * Tractor Supply Co........................................   59,000    1,165
  * Tuesday Morning Corp.....................................   50,000      275
  * Whole Foods Market, Inc..................................  122,000    1,693
                                                                       --------
                                                                         11,181
                                                                       --------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

December 31, 1995

                                                                     VALUE
                                                            SHARES   (000)+
-----------------------------------------------------------------------------
 COMMON STOCK--(CONTINUED)
-----------------------------------------------------------------------------
 TECHNOLOGY (5.1%)
  * Black Box Corp.......................................    60,000 $    982
  * Intersolv............................................    30,000      386
    Novadigm, Inc........................................    47,500    1,348
  * Rational Software Corp...............................    36,200      810
    Spacetec IMC Corp....................................    25,000      294
  * 3D Systems Corp......................................   100,000    2,375
                                                                    --------
                                                                       6,195
                                                                    --------
-----------------------------------------------------------------------------
 TELECOMMUNICATIONS (5.8%)
  * Airtouch Communications, Inc.........................    50,000    1,412
  * Cellular Communications, Inc., Class A...............    25,000    1,244
  * Metrocall, Inc.......................................    75,000    1,434
  * Pronet, Inc..........................................   100,000    2,950
                                                                    --------
                                                                       7,040
                                                                    --------
-----------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $91,964).....................            106,077
-----------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                            (000)
-----------------------------------------------------------------------------
 CASH EQUIVALENT (13.7%)
-----------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 The Chase Manhattan Bank, N.A. 5.35%, dated 12/29/95,
  due 1/2/96, to be repurchased at $16,713, collateral-
  ized by $14,865 U.S. Treasury Bonds 7.25%, due 5/15/16,
  valued at $17,039 (COST $16,703).......................  $ 16,703   16,703
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS (101.1%) (COST $108,667)..............            122,780
-----------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (--1.1%)
-----------------------------------------------------------------------------
    Cash...........................................................        1
    Receivable for Portfolio Shares Sold...........................      110
    Dividends Receivable...........................................       71
    Interest Receivable............................................        7
    Other Assets...................................................       46
    Payable for Portfolio Shares Redeemed..........................   (1,263)
    Payable for Investment Advisory Fees...........................     (143)
    Payable for Investments Purchased..............................      (77)
    Payable for Administrative Fees................................      (21)
    Payable for Trustees' Fees.....................................       (1)
    Other Liabilities..............................................      (80)
                                                                    --------
                                                                      (1,350)
-----------------------------------------------------------------------------
 NET ASSETS (100%)
 Applicable to 8,771,779 outstanding shares of beneficial interest
  (unlimited authorization, no par value)                           $121,430
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.... $  13.84
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

+ See Note A to Financial Statements.
* Non-Income Producing Security.
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                 PERIOD FROM
                                                                 MAY 1, 1995
                                                                     TO
(In Thousands)                                                DECEMBER 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends............................................            $   449
  Interest.............................................                551
-------------------------------------------------------------------------------
       TOTAL INCOME....................................              1,000
-------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees--Note B
     Basic Fee......................................... $489
     Less: Fee Waived..................................  (47)          442
                                                        ----
    Administrative Fees--Note C........................                142
    Trustees' Fees--Note E.............................                  9
    Other Expenses.....................................                 59
-------------------------------------------------------------------------------
  TOTAL EXPENSES.......................................                652
-------------------------------------------------------------------------------
   NET INVESTMENT INCOME...............................                348
-------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.......................              7,184
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS...             10,134
-------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND NET CHANGE IN UNREALIZED
 APPRECIATION..........................................             17,318
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...            $17,666
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                PERIOD FROM      PERIOD FROM
                                              JULY 14, 1994**    MAY 1, 1995
                                                    TO               TO
(In Thousands)                                APRIL 30, 1995  DECEMBER 31, 1995
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income....................     $   234         $    348
    Net Realized Gain........................         470            7,184
    Net Change in Unrealized Appreciation....       3,979           10,134
-------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
          from Operations....................       4,683           17,666
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued--Regular..........................      62,359           44,760
    Redeemed.................................        (406)          (7,732)
-------------------------------------------------------------------------------
      Net Increase from Capital Share
          Transactions.......................      61,953           37,028
-------------------------------------------------------------------------------
    Total Increase...........................      66,636           54,694
Net Assets:
    Beginning of Period......................         100           66,736
-------------------------------------------------------------------------------
    End of Period (2)........................     $66,736         $121,430
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
      Shares Issued..........................       5,841            3,541
      Shares Redeemed........................         (36)            (584)
                                                  -------         --------
                                                    5,805            2,957
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(2) Net Assets Consist of:
      Paid in Capital........................     $62,045         $ 99,066
      Undistributed Net Investment Income....         242              597
      Accumulated Net Realized Gain..........         470            7,654
      Unrealized Appreciation................       3,979           14,113
                                                  -------         --------
                                                  $66,736         $121,430
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

** Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               JULY 14, 1994**    MAY 1, 1995
                                                     TO               TO
                                               APRIL 30, 1995  DECEMBER 31, 1995
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........       $10.00           $11.48
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income+...................         0.04             0.03
    Net Realized and Unrealized Gain on
     Investments.............................         1.44             2.33
--------------------------------------------------------------------------------
      Total From Investment Operations.......         1.48             2.36
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............       $11.48           $13.84
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN++...............................        14.80%           20.56%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)........      $66,736         $121,430
Ratio of Expenses to Average Net Assets......         1.00%*           1.00%*
Ratio of Net Investment Income to Average Net
 Assets......................................         1.15%*           0.53%*
Portfolio Turnover Rate......................           53%              57%
--------------------------------------------------------------------------------

 * Annualized.
** Commencement of Operations.
 + Net of voluntarily waived fees and reimbursed expenses of $0.04 and $0.003 per share for the periods ended April 30, 1995 and December 31, 1995, respectively.
++ Total return would have been lower had the adviser not waived or reimbursed certain expenses during the periods ended April 30, 1995 and December 31, 1995.


   The accompanying notes are an integral part of the financial statements.

                                   LKCM FUND

                         NOTES TO FINANCIAL STATEMENTS

  LKCM Fund (the "Fund") was established under Delaware law by a Declaration of Trust dated February 10, 1994 and is registered under the Investment Company Act of 1940 as an open-end, management investment company. The LKCM Small Cap Equity Portfolio (the "Portfolio"), a diversified portfolio of the Fund, commenced operations on July 14, 1994.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

  1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify for taxation as a regulated investment company under the Internal Revenue Code so that the Portfolio will not be subject to Federal income tax to the extent it distributes its income to its shareholders.

  Paid in capital and undistributed net investment income have been adjusted for permanent book tax differences.

  At December 31, 1995, the Portfolio's cost for Federal income tax purposes was approximately $108,705,000. Unrealized appreciation for Federal income tax purposes aggregated $14,075,000 of which $17,355,000 related to appreciated securities and $3,280,000 related to depreciated securities.

  3. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

  4. DISTRIBUTION TO SHAREHOLDERS: The Portfolio intends to pay dividends and net capital gains distributions, if any, on an annual basis. All distributions will be recorded on ex-dividend date.


  The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                                   LKCM FUND

  5. OTHER. Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized using the accrual basis. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B. ADVISORY SERVICES: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Portfolio. Under an Investment Advisory Agreement (the "Agreement"), the Adviser receives a fee calculated by applying a quarterly rate, equal on an annual basis to .75% of the Portfolio's average daily net assets for the quarter. Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and to reimburse expenses to the extent necessary to keep total operating expenses from exceeding 1.00%.

C. ADMINISTRATIVE SERVICES: Effective September 1, 1995, Chase Global Funds Services Company (the "Administrator"), an affiliate of The Chase Manhattan Bank, NA, ("Chase") and formerly Mutual Funds Service Company, provides the Portfolio with administrative, fund accounting, dividend disbursing and transfer agency services pursuant to a fund administration agreement. Effective September 1, 1995, Chase provides the Portfolio with custodial services pursuant to a custodial agreement. Pursuant to the fund administration agreement and the custody agreement, the Portfolio pays the Administrator an aggregate monthly fee, which on an annualized basis equals
 .215% of the first $75 million of the average daily net assets of the Portfolio; plus .135% of the next $75 million of the average daily net assets of the Portfolio; plus .095% of the average daily net assets of the Portfolio in excess of $150 million (with a minimum annual fee of $145,000 plus .015% of average daily net assets). Prior to September 1, 1995, Mutual Funds Service Company and United States Trust Company of New York provided administration and custodial services to the Portfolio under the same terms, conditions and fees as stated above.

D. PURCHASES AND SALES: For the period ended December 31, 1995, the Portfolio made purchases of approximately $79,777,000 and sales of $47,309,000 on investment securities other than long-term U.S. Government Securities and temporary cash investments. There were no purchases and sales of long-term U.S. Government securities.

E. BOARD OF TRUSTEES: Trustees, other than those who are officers or affiliates of the Adviser, receive an annual fee plus a meeting fee for each meeting attended and are reimbursed for expenses incurred in attending Board Meetings.

F. OTHER: During the period ended December 31, 1995, the Portfolio incurred approximately $3,300 in brokerage commission fees paid to San Jacinto Securities, Inc., an affiliated broker/dealer of the Portfolio.

At December 31, 1995, 26.7% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

G. CHANGE IN FISCAL YEAR: The Portfolio changed its fiscal year end from April 30 to December 31 effective May 1, 1995.

H. DIVIDEND DISTRIBUTION: On December 29, 1995, the Board declared a distribution of $0.9448 per share, derived from net investment income and net realized gains, payable on January 5, 1996, to shareholders of record on December 29, 1995.

                         INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
LKCM Small Cap Equity Portfolio:

  We have audited the accompanying statement of net assets of LKCM Small Cap Equity Portfolio (one of the Portfolios constituting LKCM Fund) as of December 31, 1995, and the related statement of operations for the period from May 1, 1995 to December 31, 1995 and the statement of changes in net assets and the financial highlights for the period from the start of business, July 14, 1994 to April 30, 1995 and for the period from May 1, 1995 to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of LKCM Small Cap Equity Portfolio at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 12, 1996

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FEDERAL TAX INFORMATION (UNAUDITED):

  At December 31, 1995 the Portfolio hereby designates $13,000 as a long term capital gain dividend for the purpose of the dividend paid deduction on its Federal income tax return.

  For the year ended December 31, 1995, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders was 7% for the Portfolio.